Preference shares, convertible loan and warrants (Details Textual) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended
	Sep. 05, 2018	Jul. 01, 2018	Nov. 07, 2014	Apr. 30, 2013	Nov. 09, 2011	Dec. 08, 2010	Feb. 05, 2010	Dec. 19, 2018	Sep. 18, 2018	Oct. 31, 2015	Jan. 06, 2012	Dec. 21, 2011	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 10, 2016	Dec. 31, 2015	Jan. 02, 2015	Apr. 20, 2013
Preference shares, convertible loan and warrants (Textual)
Aggregate number of shares issued													821	135,875	6,029	782		10,564
Exercise price per share																	$ 7.02
Description of warrants										Reebonz Limited issued 130,255 warrants (?2015 Warrants?) to a bank to secure a term loan facility of US$2,908,000 for working capital purpose. This entitles the bank to subscribe for ordinary shares of Reebonz Limited at an exercise price of US$8.37. The warrants shall lapse and expire after four years from their issuance date. If a Qualified IPO does not occur on or before 31 December 2017, the Group shall pay US$363,000 to the bank within 30 days upon the expiration of the warrants (?Contingent Settlement?).
Repaid	$ 363
Fair value								$ 599
Description of convertible loan								It was extinguished by shares amounting to US$916,000 and Warrants B below. The Warrants B allows the holder to subscribe for the ordinary shares of the Company at an exercise price of US$11.50. The warrants shall lapse and expire after five years from the closing of the business combination.	The Company entered into a convertible loan agreement of US$1,500,000 for working capital purposes with a maturity date of 6 months and interest of 8% per annum.
Description of business combination								Each of DOTA’s 3,011,247 outstanding warrants were converted into the Company’s Warrants at a 1:1 ratio. The Warrants C allows the holder to subscribe for the ordinary shares of the Company at a 1:1 basis at an exercise price of US$11.50. The warrants shall lapse and expire after five years from the closing of the business combination.
Preference Shares [Member]
Preference shares, convertible loan and warrants (Textual)
Percentage of shareholders																				50.00%
Percentage of voting equity interests acquired																				50.00%
Percentage of liquidation preference																				200.00%
Board of Directors [Member]
Preference shares, convertible loan and warrants (Textual)
Annual dividend rate percentage				8.00%
Convertible preference shares
Preference shares, convertible loan and warrants (Textual)
IPO Description				A Qualified IPO is further defined in Series C and D as means (i) the listing of all Ordinary Shares of Reebonz Limited on the Recognized Stock Exchange at a listing price of at least US$11.00 per Ordinary Share (as adjusted for stock splits, stock dividends, and like events), or (ii) a firmly underwritten public offering of Ordinary Shares of Reebonz Limited registered on Form F-1 under the U.S. Securities Act of 1933, managed by a lead underwriter of international standing reasonably acceptable to holders of 51% of the then outstanding Shares (including Preferred Shares on an as-if converted basis), voting as a class, at an offering price to the public of at least US$11.00 per Ordinary Share (as adjusted for stock splits, stock dividends, and like events) and which results in aggregate proceeds to Reebonz Limited (net of underwriters discounts and commissions) of at least US$58,165,000.
Reebonz [Member]
Preference shares, convertible loan and warrants (Textual)
Description of warrants		Reebonz Limited issued 88,945 warrants to a financial institution to secure a trade facility of US$3,635,000 for working capital purposes (Note 20). This entitles the financial institution to subscribe for ordinary shares of Reebonz Limited at an exercise price of US$8.22. The warrants shall lapse and expire after five years from their issuance date.
Fair value		$ 77
Series A Preference Shares [Member]
Preference shares, convertible loan and warrants (Textual)
Aggregate number of shares issued							2,181
Total gross proceeds							$ 3,000
Series B Preference Shares [Member]
Preference shares, convertible loan and warrants (Textual)
Aggregate number of shares issued						3,868,418
Total gross proceeds						$ 8,906
Series C Preference Shares [Member]
Preference shares, convertible loan and warrants (Textual)
Aggregate number of shares issued			63,139								5,970,565	525,231
Total gross proceeds					$ 2,181						$ 23,389	$ 2,058
Fair value of the warrants			$ 247
Bears interest					5.00%
Exercise price of outstanding shares			$ 1,114
Series D Preference Shares [Member]
Preference shares, convertible loan and warrants (Textual)
Aggregate number of shares issued				6,732,935
Total gross proceeds				$ 36,353
Series C Warrants [Member]
Preference shares, convertible loan and warrants (Textual)
Aggregate number of shares issued					600,000
IPO Description										The Company issued 130,255 warrants (?2015 Warrants?) to a bank to secure a term loan facility of $4,000,000 for working capital purpose. This entitles the bank to subscribe for ordinary shares of the Company at an exercise price of $11.52. The warrants shall lapse and expire after four years from their issuance date. If a Qualified IPO does not occur on or before 31 December 2017, the Company shall pay S$500,000 to the bank within 30 days upon the expiration of the warrants (?Contingent Settlement?).
Exercise price per share																			$ 59,474
Warrants B 2018 [Member]
Preference shares, convertible loan and warrants (Textual)
Total gross proceeds									$ 1,500
Annual dividend rate percentage									8.00%